Notes to the interim condensed consolidated statement of (income) loss - Basic and diluted loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes to the interim condensed consolidated statement of (income) loss
Net loss for the period	€ (175,882)	€ (49,029)
Weighted average number of shares outstanding used to calculate basic loss per share	108,839,636	51,982,093
Weighted average number of shares outstanding used to calculate diluted loss per share	108,839,636	51,982,093	108,839,636
Basic loss per share	€ (1.62)	€ (0.94)
Diluted loss per share	€ (1.62)	€ (0.94)	€ (1.62)